BACKGROUND AND ORGANIZATION (Details Narrative) - $ / shares	Dec. 31, 2021	Mar. 17, 2021	Dec. 31, 2020	Apr. 29, 2020	Sep. 21, 2018	Oct. 05, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized	300,000,000		300,000,000
Common stock, par value	$ 0.001		$ 0.001			$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000	50,000,000
Preferred stock, par value	$ 0.001	$ 1.00	$ 0.001
Common stock issue	110,840,998		97,450,673
Common shares held				15,000,000
Equity method investment additional				4,650,000
Preferred stock share outstanding	0	50,000	0
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock issue				30,000,000
Common stock, outstanding				19,650,000
Equity method investment additional				4,500,000
Delaware Provenance [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized					300,000,000	95,000,000
Common stock, par value					$ 0.001	$ 0.0001
Preferred stock, shares authorized					50,000,000	5,000,000
Preferred stock, par value					$ 0.001	$ 0.0001